7. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
	December 31,
	2015	2014
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$865,639	$799,362
Accumulated Amortization	(542,501)	(454,249)
	$323,138	$345,113
Amortized intangible assets: Website (5 years useful life)
Gross carrying Amount	$50,760	$32,750
Accumulated Amortization	$(31,212)	$(20,174)
	$19,548	$12,576

Intangible assets not subject to amortization
Trademarks	$251,157	$251,157